Average Annual Total Returns - Institutional - Vanguard Russell 2000 Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	20.15%	13.38%	11.29%	19.77%	12.94%	10.89%	12.04%	10.57%	9.23%	19.96%	13.26%	11.20%	20.79%	15.36%	13.74%